Schedule of Components of the Group’s Deferred Tax assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Allowance for credit loss	$ 2,065	$ 2,065
Operating lease liabilities	21,732	21,732
Others	1,726	1,726
Total deferred tax assets	25,523	25,523
Depreciation and amortization	(13,290)	(13,290)
ROU assets	(19,718)	(19,718)
Others	(758)	(758)
Total deferred tax liabilities	(33,766)	(33,766)
Deferred tax liabilities, net	$ (8,243)	$ (8,243)	$ (8,450)	$ (13,420)